Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions
Schedule of provision activity

					Project	Divestment-	Material
EURm	Restructuring	Warranty	Litigation	Environmental	losses	related	liability	Other	Total
As of January 1, 2017	713	207	183	134	131	110	77	523	2 078
Acquisitions through business combinations	–	–	–	–	–	–	–	6	6
Translation differences	(13)	(10)	(9)	(11)	(6)	(8)	(4)	(23)	(84)
Reclassification	–	–	7	(12)	–	(4)	15	(2)	4
Charged to income statement:
Additional provisions	577	146	56	14	8	15	56	261	1 133
Changes in estimates	(55)	(56)	(30)	(1)	(1)	(7)	(38)	(52)	(240)
Total charged to income statement	522	90	26	13	7	8	18	209	893
Utilized during year(2)	(500)	(77)	(77)	(17)	(56)	(30)	(40)	(212)	(1 009)
As of December 31, 2017	722	210	130	107	76	76	66	501	1 888
Translation differences	2	–	(11)	4	1	(5)	2	3	(4)
Reclassification	(18)	–	9	(1)	–	–	(1)	11	–
Charged to income statement:
Additional provisions	289	171	32	11	–	–	81	86	670
Changes in estimates(1)	(51)	(75)	(9)	(3)	(10)	(5)	(51)	(206)	(410)
Total charged to income statement	238	96	23	8	(10)	(5)	30	(120)	260
Utilized during year(2)	(451)	(111)	(42)	(10)	(12)	–	(25)	(66)	(717)
As of December 31, 2018	493	195	109	108	55	66	72	329	1 427

(1)   The changes in estimates in other provisions include a release of EUR 110 million due to resolution of a tax dispute related to discontinued operations.

(2)   The utilization of restructuring provision includes items transferred to accrued expenses, of which EUR 55 million remained in accrued expenses as of December 31, 2018 (EUR 56 million in 2017).